Investments - Summarized financial information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenues	$ 2,721	$ 2,101	$ 2,347
Depreciation and amortization	529	654	590
Net interest expense	(245)	(238)	(179)
Net earnings (loss)	(425)	(253)	176
Other comprehensive income	(185)	(102)	(45)
Total comprehensive earnings (loss)	(610)	(355)	131
Current liabilities	(1,931)	(935)
Assets	9,226	9,747
Cash and cash equivalents	$ 947	$ 703	$ 411	$ 89